Segment Information Level 4 (Details) - Capital Expenditures by Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Expenditures by Segment [Line Items]
Capital Expenditures		$ 179	$ 183	$ 145
EPCD [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	[1]	71	94	86
FPD [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	[1]	106	85	52
Corporate and Other [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	[1]	$ 2	$ 4	$ 7

[1]	Includes capitalized interest costs that are incurred during the construction of property and equipment.